As filed with the Securities and Exchange Commission on February 15, 2012

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 20

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (303) 623-2577

Copy to:

Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, Massachusetts 02111	Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street, New York, New York 10119
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on January 31, 2012 pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the registration statement under Rule 485(b) under the Securities Act and duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 15th day of February 2012.

THE SELECT SECTOR SPDR® TRUST

/s/ James E. Ross*
James E. Ross
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Cheryl Burgermeister* Cheryl Burgermeister	Trustee	February 15, 2012

/s/ George R. Gaspari* George R. Gaspari	Trustee	February 15, 2012

/s/ Ernest J. Scalberg* Ernest J. Scalberg	Trustee	February 15, 2012

/s/ R. Charles Tschampion* R. Charles Tschampion	Trustee	February 15, 2012

/s/ James E. Ross* James E. Ross	Trustee and President	February 15, 2012

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	February 15, 2012

*By:	/s/ Ryan M. Louvar
Ryan M. Louvar As Attorney-in-Fact Pursuant to Power of Attorney